Consortium Purchase Agreement (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Consortium Purchase Agreement
The following represents the loans purchased and warrants vested under the Consortium Purchase Agreement:

	Loans Acquired (in thousands)	Warrants Vested
On signing of the Consortium Purchase Agreement	$—	9,830,494
Loans Purchased by the Consortium during the year ended December 31, 2017	1,826,527	65,355,508
Total as of December 31, 2017	$1,826,527	75,186,002